Putnam Municipal Opportunities Trust
The fund's portfolio
1/31/24 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund

MUNICIPAL BONDS AND NOTES (132.9%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (0.7%)
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA+	$2,075,000	$2,209,145
5.00%, 9/15/33	AA+	275,000	293,206

			2,502,351
Alaska (1.6%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Dena' Nena' Henash), 4.00%, 10/1/44	A+/F	6,050,000	5,845,174

			5,845,174
Arizona (6.0%)
AZ Indl. Dev. Auth. Student Hsg. Rev. Bonds, (NCCU Properties, LLC Central U.), BAM, 5.00%, 6/1/49	AA	2,000,000	2,076,781
AZ State Indl. Dev. Auth. Charter School Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/46	A	2,855,000	2,677,160
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B
4.00%, 7/1/61	BBB-	1,380,000	1,172,829
4.00%, 7/1/41	BBB-	720,000	684,079
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	510,000	474,081
AZ State Indl. Dev. Auth. National Charter School Revolving Loan Fund Rev. Bonds, (Equitable School Revolving Fund, LLC), 5.00%, 11/1/47	A	2,900,000	3,032,005
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	350,000	357,097
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	750,000	753,010
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 3.75%, 7/1/24	BBB	100,000	99,611
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), 5.00%, 7/1/35	BB	1,000,000	1,004,288
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.)
7.00%, 11/15/57	BBB+/P	350,000	361,291
6.25%, 11/15/35	BBB+/P	1,750,000	1,809,508
Salt River Project Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds, Ser. A, 5.00%, 1/1/50	Aa1	5,460,000	6,025,171
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	A3	1,350,000	1,456,619

			21,983,530
California (9.0%)
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	550,000	468,869
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	2,010,859	1,896,094
CA State Hlth. Fac. Fin. Auth. Rev. Bonds, (Cedars-Sinai Med. Ctr.), Ser. A, 3.00%, 8/15/51	Aa3	7,565,000	6,001,304
CA State Muni. Fin. Auth. Rev. Bonds, (HumanGood CA), 4.00%, 10/1/49	A-/F	2,700,000	2,548,647
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Front Porch Cmnty. & Svcs. Oblig. Group), Ser. A, 3.00%, 4/1/51	A-	3,440,000	2,628,731
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	2,635,000	1,815,100
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BB/P	2,870,000	2,179,190
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	1,425,000	1,001,488
(City of Orange Portfolio), 3.00%, 3/1/57	BBB-/P	650,000	438,380
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	1,900,000	1,302,953
Long Beach, Arpt. Syst. Rev. Bonds, Ser. C, AGM
5.25%, 6/1/47	AA	1,250,000	1,352,581
5.00%, 6/1/42	AA	750,000	808,206
Los Angeles, Cmnty. Fac. Dist. No. 11 Special Tax, 4.00%, 9/1/38	BB/P	1,000,000	974,727
Los Angeles, Dept. of Arpt. Rev. Bonds, 4.00%, 5/15/36	Aa3	500,000	506,962
San Diego Cnty., COP, 5.00%, 10/1/46	Aa1	2,150,000	2,386,287
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. C, 5.50%, 5/1/39	A1	5,765,000	6,625,275

			32,934,794
Colorado (5.0%)
CO State Hlth. Fac. Auth. Rev. Bonds, (Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,006,937
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	550,000	550,472
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	2,700,000	2,327,298
Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5.50%, 11/15/38	Aa3	1,500,000	1,727,428
5.50%, 11/15/35	Aa3	1,500,000	1,762,460
5.00%, 11/15/37	Aa3	1,025,000	1,133,783
4.125%, 11/15/47	Aa3	5,000,000	4,908,688
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A1	2,250,000	2,835,130
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC)
4.00%, 7/15/38	Baa1	800,000	816,395
3.00%, 7/15/37	Baa1	850,000	773,674
Sterling Ranch Cmnty. Auth. Board Rev. Bonds, (Metro. Dist. No. 2), Ser. A, 4.25%, 12/1/50	BB/P	550,000	480,472

			18,322,737
Connecticut (0.6%)
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	2,000,000	2,025,329

			2,025,329
District of Columbia (3.2%)
DC Rev. Bonds
(Plenary Infrastructure DC, LLC), 5.50%, 2/28/37	A3	1,500,000	1,767,757
(Plenary Infrastructure DC, LLC), 5.50%, 2/29/36	A3	1,370,000	1,617,678
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	500,000	422,612
(Two Rivers Pub. Charter School, Inc.), 5.00%, 6/1/50	Baa3	1,500,000	1,401,518
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,000,000	1,949,754
(Two Rivers Pub. Charter School, Inc.), 5.00%, 6/1/40	Baa3	1,500,000	1,474,291
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53(T)	A-	1,290,000	1,181,419
(Metrorail), Ser. A, zero %, 10/1/37	A-	3,700,000	1,989,201

			11,804,230
Florida (5.7%)
Federal Home Loan Mortgage Corp. Multi-Fam. ML Certif., 3.996%, 12/25/36	AA+	2,693,894	2,590,128
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed.)
5.00%, 7/1/57	Baa3	680,000	683,384
5.00%, 7/1/51	Baa3	1,300,000	1,313,714
5.00%, 7/1/42	Baa3	460,000	475,320
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51	BB/P	500,000	418,604
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds
(St. Leo U.), 5.00%, 3/1/44	BB	1,500,000	1,162,884
(Florida Inst. of Tech., Inc.), 4.00%, 10/1/39	BBB-	800,000	749,459
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,297,263
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, (Taylor Ranch), 6.30%, 5/1/54	BB-/P	1,350,000	1,406,512
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,350,000	1,355,953
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	1,600,000	1,602,054
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Jupiter Med. Ctr.), Ser. A, 5.00%, 11/1/47	BBB-	1,515,000	1,563,930
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	BBB+/P	500,000	503,276
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	360,000	360,375
Village Cmnty. Dev. Dist. No. 15 144A Special Assmt. Bonds, 5.00%, 5/1/43	BB/P	1,000,000	1,014,731
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.00%, 5/1/35	BB-/P	2,415,000	2,119,438
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds
(Embry-Riddle Aeronautical U., Inc.), Ser. A, 4.00%, 10/15/39	A1	600,000	604,218
(Embry-Riddle Aeronautical University, Inc.), Ser. A, 4.00%, 10/15/36	A1	500,000	511,052

			20,732,295
Georgia (2.6%)
Cobb Cnty., Kennestone Hosp. Auth. Rev. Bonds, (WellStar Hlth. Syst.), 5.00%, 4/1/50	A+	1,400,000	1,462,760
Gainesville and Hall Cnty., Hosp. Auth. Rev. Bonds, (Northeast GA Hlth. Syst.), 3.00%, 2/15/51	A	2,330,000	1,790,726
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4)
5.00%, 1/1/56	BBB+	650,000	664,100
AGM, 5.00%, 7/1/55	AA	1,700,000	1,783,891
AGM, 5.00%, 7/1/53	AA	1,500,000	1,587,539
4.00%, 1/1/51	A2	500,000	467,244
4.00%, 1/1/51	BBB+	425,000	390,521
Paulding Cnty., Hosp. Auth. Rev. Bonds, (WellStar Hlth. Syst.), 5.00%, 4/1/43	A+	1,400,000	1,511,739

			9,658,520
Hawaii (0.5%)
HI State Harbor Syst. Rev. Bonds
Ser. C, 4.00%, 7/1/40	Aa3	300,000	305,561
Ser. A, 4.00%, 7/1/34	Aa3	1,625,000	1,687,017

			1,992,578
Illinois (15.0%)
Chicago, G.O. Bonds, Ser. A, 5.00%, 1/1/35	BBB+	2,500,000	2,751,711
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB+	2,250,000	2,241,929
Ser. B, 5.00%, 12/1/36	BB+	2,500,000	2,609,039
Ser. H, 5.00%, 12/1/36	BB+	500,000	506,078
Chicago, Midway Intl. Arpt. Rev. Bonds, Ser. C, 5.00%, 1/1/40	A	2,250,000	2,456,480
Chicago, O'Hare Intl. Arpt. Rev. Bonds
BAM, 5.25%, 1/1/42	AA	1,465,000	1,622,059
BAM, 5.25%, 1/1/41	AA	1,950,000	2,167,755
Ser. A, 5.00%, 1/1/38	A+	100,000	104,849
Ser. A, 5.00%, 1/1/37	A+	300,000	316,141
IL Fin. Auth. Rev. Bonds, (U. of IL)
5.25%, 10/1/53	Aa2	2,500,000	2,738,313
5.00%, 10/1/48	Aa2	2,500,000	2,698,153
IL State G.O. Bonds, Ser. A
5.00%, 5/1/38	A3	1,500,000	1,573,374
5.00%, 12/1/31	A3	5,750,000	6,120,974
IL State Fin. Auth. Rev. Bonds
(Lifespace Cmntys, Inc.), Ser. A, 5.00%, 5/15/35	BBB/F	1,025,000	932,322
(Riverside Hlth.Syst.), 4.00%, 11/15/34	A+	500,000	506,218
IL State Fin. Auth. Academic Fac. Rev. Bonds, (U. of Illinois at Urbana-Champaign), Ser. A
5.00%, 10/1/44	Aa2	1,100,000	1,137,866
5.00%, 10/1/36	Aa2	600,000	641,558
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	2,000,000	1,949,230
(U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/37	Baa3	1,000,000	1,009,326
Metro. Pier & Exposition Auth. Rev. Bonds
(McCormick Place Expansion), 4.00%, 6/15/50	A	1,000,000	926,352
4.00%, 12/15/47	A	5,000,000	4,757,674
(McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.70%, 6/15/31), 12/15/37(STP)	A	1,000,000	767,569
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds, (McCormick), Ser. A, NATL, zero %, 12/15/30	A	12,000,000	9,399,487
Sales Tax Securitization Corp. Rev. Bonds
(Second Lien), Ser. A, BAM, 5.00%, 1/1/37	AA	1,100,000	1,197,909
Ser. A, 5.00%, 1/1/36	AA-	500,000	550,981
Ser. C, 5.00%, 1/1/35	AA-	1,500,000	1,709,131
Southern IL U. Rev. Bonds, (Hsg. & Auxiliary), Ser. A, NATL, zero %, 4/1/25	Baa2	1,870,000	1,777,198

			55,169,676
Indiana (0.9%)
Hammond, Multi-School Bldg. Corp. Rev. Bonds, 5.00%, 7/15/38	AA+	1,750,000	1,831,747
Silver Creek, School Bldg. Corp. Rev. Bonds, 3.00%, 1/15/42	AA+	1,600,000	1,374,711

			3,206,458
Iowa (0.7%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	2,000,000	1,361,859
IA Tobacco Settlement Auth. Rev. Bonds, Ser. B-1, Class 2, 4.00%, 6/1/49	BBB+	1,015,000	1,024,879

			2,386,738
Kentucky (2.1%)
KY State Property & Bldg. Comm. Rev. Bonds
(No. 127), Ser. A, 5.25%, 6/1/39	A1	3,000,000	3,415,576
(No. 122), Ser. A, 4.00%, 11/1/34	A1	750,000	768,151
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	3,000,000	3,003,521
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/31	A+	385,000	385,245

			7,572,493
Louisiana (1.1%)
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	3,010,000	2,855,892
Tangipahoa Parish, Hosp. Svcs. Rev. Bonds, (North Oaks Hlth. Syst.), 4.00%, 2/1/42	A-	1,250,000	1,192,900

			4,048,792
Maryland (1.0%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	450,000	453,797
MD Econ. Dev. Corp. Rev. Bonds
(Morgan View & Thurgood Marshall Student Hsg.), Ser. A, 6.00%, 7/1/58	BBB-	1,725,000	1,891,035
(Morgan State U.), 4.25%, 7/1/50	BBB-	1,350,000	1,235,099

			3,579,931
Massachusetts (4.3%)
MA State G.O. Bonds, Ser. C, 5.00%, 10/1/52	Aa1	6,500,000	7,083,467
MA State Dev. Fin. Agcy. Rev. Bonds
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	B	500,000	500,043
(Intl. Charter School), 5.00%, 4/15/33	BBB-	1,000,000	1,007,206
MA State Port Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/46	Aa2	2,500,000	2,411,107
MA State Trans. Fund Rev. Bonds, (Rail Enhancement Program), Ser. A, 5.00%, 6/1/50	AAA	4,250,000	4,615,029

			15,616,852
Michigan (6.1%)
Detroit, G.O. Bonds
AMBAC, 5.25%, 4/1/24	A-/P	222,425	221,949
(Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	1,700,000	1,286,552
Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6.00%, 5/1/29	Aa1	835,000	921,051
Great Lakes, Wtr. Auth. Sewage Disp. Syst. Rev. Bonds, Ser. C
5.25%, 7/1/53	Aa3	1,700,000	1,908,321
5.25%, 7/1/48	Aa3	1,375,000	1,558,758
Kentwood, Economic Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,750,000	1,705,642
MI State Fin. Auth. Rev. Bonds, (Trinity Hlth. Corp.), Ser. A, 4.00%, 12/1/49	Aa3	3,845,000	3,714,428
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Tech. U.), 4.00%, 2/1/42	BBB-	745,000	633,606
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 2.73%, 10/1/59	AA+	1,500,000	986,107
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/50(T)	Aa1	4,977,000	4,866,937
4.00%, 5/1/45(T)	Aa1	4,424,000	4,414,722

			22,218,073
Minnesota (0.6%)
Ramsey, Charter School Rev. Bonds, (PACT Charter School), Ser. A, 5.00%, 6/1/32	BB+	2,000,000	2,015,678

			2,015,678
Missouri (7.1%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City, Intl. Arpt.), AGM, 5.00%, 3/1/57	AA	8,980,000	9,300,067
5.00%, 3/1/46	A2	3,150,000	3,235,486
5.00%, 3/1/35	A2	5,925,000	6,281,048
MI State Hlth. & Edl. Fac. Rev. Bonds
(U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/43	BBB-	1,150,000	962,003
(U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/38	BBB-	1,750,000	1,562,106
(U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/34	BBB-	1,085,000	1,024,111
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BBB-	1,950,000	1,593,996
St. Louis, Muni. Fin. Corp. Rev. Bonds, AGM, 5.00%, 10/1/45	AA	2,000,000	2,120,351

			26,079,168
Nevada (0.6%)
Las Vegas, Special Assmt. Bonds, (Special Impt. Dist. No. 816), 3.00%, 6/1/41	BB-/P	1,760,000	1,292,885
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A, 2.75%, 6/15/28	Ba1	945,000	900,071

			2,192,956
New Hampshire (2.9%)
National Fin. Auth. Rev. Bonds
(Caritas Acquisitions VII, LLC), Ser. A, 4.50%, 8/15/55	BBB/P	2,540,000	2,131,716
(Caritas Acquisitions VII, LLC), Ser. A, 4.25%, 8/15/46	BBB/P	1,210,000	1,014,566
(Caritas Acquisitions VII, LLC), Ser. A, 4.125%, 8/15/40	BBB/P	1,070,000	933,715
(NH Bus. Fin. Auth.), Ser. 23-2, 3.875%, 1/20/38	BBB	1,790,211	1,689,269
National Fin. Auth. Hosp. Rev. Bonds, (St. Luke's Hosp. Oblig. Group)
4.00%, 8/15/40	A3	1,040,000	1,025,383
4.00%, 8/15/37	A3	850,000	848,884
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Elliot Hosp.), 5.00%, 10/1/38	A3	500,000	512,097
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,500,000	2,561,829

			10,717,459
New Jersey (0.6%)
NJ State Trans. Trust Fund Auth. Rev. Bonds, Ser. AA, 5.00%, 6/15/37	A2	600,000	682,858
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 5.50%, 7/1/58	BBB-	550,000	569,371
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A, 5.25%, 11/1/52	BBB+	1,000,000	1,071,980

			2,324,209
New Mexico (0.6%)
Sante Fe, Retirement Fac. Rev. Bonds
(El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/44	BB+/F	975,000	864,528
(El Castillo Retirement Res.), 5.00%, 5/15/42	BB+/F	1,460,000	1,311,051

			2,175,579
New York (13.6%)
Metro. Trans. Auth. Rev. Bonds
(Green Bond), Ser. C-1, 5.00%, 11/15/50	A3	1,500,000	1,573,963
Ser. C-1, 4.00%, 11/15/35	A3	1,000,000	1,013,930
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds
Ser. I-1, 2.80%, 11/1/60	AA+	2,000,000	1,353,674
(Sustainability Bonds), Ser. I-1, FHA Insd., 2.55%, 11/1/45	AA+	2,025,000	1,499,181
NY City, Transitional Fin. Auth. Rev. Bonds
(Future Tax Secd.), Ser. E-1, 3.00%, 2/1/51	AAA	4,125,000	3,243,299
Ser. B-1, 3.00%, 8/1/48	AAA	5,875,000	4,744,188
NY Counties, Tobacco Trust VI Rev. Bonds, Ser. A-2B, 5.00%, 6/1/45	BB+	1,000,000	961,870
NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. A, 5.00%, 3/15/46(T)	AA+	5,500,000	6,059,176
NY State Liberty Dev. Corp. Rev. Bonds
Ser. A, BAM, 3.00%, 11/15/51	AA	3,500,000	2,677,537
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	2,335,000	1,786,889
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	2,000,000	2,002,293
NY State Thruway Auth. Personal Income Tax Rev. Bonds, Ser. C, 5.00%, 03/15/54(T)	AA+	5,500,000	5,953,110
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(JFK New Terminal One, LLC), 6.00%, 6/30/54	Baa3	2,400,000	2,650,652
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa2	500,000	500,064
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	2,000,000	2,047,326
NY State Urban Dev. Corp. Rev. Bonds, (Bidding Group 4), Ser. A, 3.00%, 3/15/50	AA+	1,060,000	845,898
Port Auth. of NY & NJ Rev. Bonds
Ser. 218, 5.00%, 11/1/49(T)	Aa3	2,980,000	3,087,336
Ser. 207, 5.00%, 9/15/29	Aa3	2,925,000	3,119,787
Triborough Bridge & Tunnel Auth. Sales Tax Rev. Bonds, 5.25%, 5/15/57	AA+	4,400,000	4,839,269

			49,959,442
North Carolina (0.8%)
NC State Cap. Fac. Fin. Agcy. Edl. Fac. Rev. Bonds, (High Point U.), 4.00%, 5/1/34	A-	900,000	935,299
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), 4.00%, 3/1/51	BB/P	2,250,000	1,658,394
NC State Med. Care Comm. Retirement Fac. Rev. Bonds, (Maryfield, Inc. Oblig. Group), 5.00%, 10/1/45	BB/P	500,000	445,891

			3,039,584
Ohio (5.5%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	5,265,000	4,978,416
Ser. A-2, Class 1, 3.00%, 6/1/48	BBB+	3,560,000	2,705,151
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	500,000	501,429
Montgomery Cnty., Hosp. Rev. Bonds, (Kettering Hlth. Network), 4.00%, 8/1/47	A+	3,000,000	2,810,786
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Oberlin College), 5.25%, 10/1/53	Aa3	1,000,000	1,118,235
(Ashtabula Cnty. Med. Ctr.), 5.25%, 1/1/47	BBB+/F	2,750,000	2,838,356
(Kenyon College 2020), 4.00%, 7/1/44	A2	3,555,000	3,547,327
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/33	A3	605,000	617,517
5.00%, 2/15/32	A3	745,000	761,922
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	B+/F	120,000	112,510

			19,991,649
Oregon (0.8%)
Clackamas Cnty., Hosp. Fac. Auth. Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.25%, 11/15/50	BB/P	1,000,000	921,765
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	BB+/F	650,000	629,027
Salem, Hosp. Fac. Auth. Rev. Bonds, (Salem Hlth.), Ser. A, 5.00%, 5/15/33	A+	1,500,000	1,559,571

			3,110,363
Pennsylvania (6.6%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A
AGM, 5.50%, 1/1/48	AA	5,000,000	5,544,767
5.00%, 1/1/34	AA	3,480,000	3,821,910
AGM, 4.00%, 1/1/46	AA	750,000	726,817
Bucks Cnty., Wtr. & Swr. Auth. Rev. Bonds, Ser. A, AGM, 5.25%, 12/1/47	AA	2,175,000	2,405,043
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB+/F	200,000	202,026
5.00%, 1/1/31	BBB+/F	1,000,000	1,011,043
Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds
(Masonic Villages of the Grand Lodge of PA), 5.125%, 11/1/38	A	2,000,000	2,121,872
(St. Anne's Retirement Cmnty.), 5.00%, 3/1/50	BB/F	500,000	402,626
(St. Anne's Retirement Cmnty.), 5.00%, 3/1/40	BB/F	500,000	434,852
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/44	BB+/F	1,000,000	882,181
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds, (Pub. School of Germantown (The)), 4.00%, 10/1/36	BBB+	450,000	427,261
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), AGM, 5.75%, 12/31/62	AA	1,350,000	1,520,234
PA State Tpk. Comm. Rev. Bonds, 4.90%, 12/1/44	A1	4,385,000	4,515,189

			24,015,821
Puerto Rico (1.6%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB/P	5,000,000	4,575,612
4.00%, 7/1/37	BB/P	1,250,000	1,175,502

			5,751,114
Rhode Island (0.8%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	2,750,000	2,763,228

			2,763,228
South Dakota (1.0%)
Lincoln Cnty., Econ. Dev. Rev. Bonds
(Augustana College Assoc. (The)), 4.00%, 8/1/61	BBB-	2,355,000	1,931,860
(Augustana College Assn. (The)), 4.00%, 8/1/51	BBB-	2,000,000	1,712,136

			3,643,996
Tennessee (1.7%)
Knox Cnty., Hlth. Ed. & Hsg. Fac. Board Student Hsg. Rev. Bonds, (Provident Group - UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/64	AA	3,415,000	3,564,347
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds, (Blakeford at Green Hills), Ser. A, 4.00%, 11/1/55	BBB-/F	2,250,000	1,578,213
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B, 5.50%, 7/1/42	A1	1,125,000	1,251,381

			6,393,941
Texas (7.0%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, 5.00%, 12/1/36	BBB-	500,000	511,498
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/35	A	1,045,000	1,076,319
5.00%, 10/1/34	A	530,000	547,118
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	Baa3	1,150,000	1,182,131
(IDEA Pub. Schools), 5.00%, 8/15/28	A-	300,000	310,009
(YES Prep Pub. Schools, Inc.), PSFG, 4.25%, 4/1/48	Aaa	2,000,000	1,973,791
(IDEA Pub. Schools), Ser. T, PSFG, 4.00%, 8/15/37	AAA	1,000,000	1,036,355
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Ba1	1,500,000	1,346,367
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	1,000,000	927,936
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Ba1	800,000	767,666
Love Field, Gen. Arpt. Modernization Corp. Rev. Bonds, 5.00%, 11/1/35	A1	1,000,000	1,015,037
Lower CO River Auth. Rev. Bonds, AGM, 5.00%, 5/15/39	AA	1,730,000	1,923,731
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,500,000	1,531,830
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.125%, 7/1/53	AA	1,000,000	930,600
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	930,600
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43 (Prerefunded 1/1/25)	Aa3	2,000,000	2,059,708
Tarrant Cnty., Cultural Ed. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs.), Ser. B, 5.00%, 11/15/40	A/F	2,000,000	2,012,456
TX State Pub. Fin. Auth. Rev. Bonds, (TX Southern U.), BAM
5.25%, 5/1/42	AA	400,000	436,717
5.25%, 5/1/41	AA	400,000	438,200
5.25%, 5/1/40	AA	400,000	440,064
TX Wtr. Dev. Board State Wtr. Implementation Rev. Bonds, Ser. A, 4.875%, 10/15/48	AAA	3,000,000	3,238,712
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16)
3.00%, 9/1/40	Baa2	750,000	594,182
3.00%, 9/1/39	Baa2	725,000	583,732

			25,814,759
Utah (2.4%)
Infrastructure Agcy. Telecomm. Rev. Bonds
6.00%, 10/15/47	BBB-/F	1,650,000	1,811,768
5.00%, 10/15/37	BBB-/F	1,200,000	1,240,911
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,625,000	1,307,035
U. of UT (The) Rev. Bonds, Ser. B, 5.25%, 8/1/48	Aa1	3,850,000	4,369,684

			8,729,398
Virginia (1.3%)
VA State Small Bus. Fin. Auth. Rev. Bonds
(95 Express Lanes, LLC), 4.00%, 1/1/48	BBB	3,000,000	2,835,287
(Elizabeth River Crossings OpCo, LLC), 4.00%, 1/1/40	BBB	750,000	722,907
(Elizabeth River Crossings OpCo, LLC), 4.00%, 1/1/36	BBB	630,000	630,437
Williamsburg, Econ. Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group - Williamsburg Properties, LLC), AGM, 5.25%, 7/1/53	AA	500,000	553,674

			4,742,305
Washington (4.8%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.875%, 12/1/49	BB+	4,000,000	4,236,848
King Cnty., Public Hosp. Dist. No. 1 G.O. Bonds, (Valley Med. Ctr.), 5.00%, 12/1/38	A2	2,365,000	2,490,837
Port of Seattle Rev. Bonds, Ser. B, 5.00%, 8/1/40	AA-	1,000,000	1,077,053
WA State Hsg. Fin. Comm. Rev. Bonds
(Eastside Retirement Assn.), Ser. A, 5.00%, 7/1/43	A-/F	2,030,000	2,090,328
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	2,598,443	2,449,018
Ser. 1, Class A, 3.375%, 4/20/37	BBB	2,596,106	2,303,201
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds, (Seattle Academy of Arts & Sciences), 6.25%, 7/1/59	BBB	2,750,000	3,040,511

			17,687,796
Wisconsin (6.5%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	275,000	275,243
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A
4.00%, 9/1/56	BB+/P	1,000,000	742,866
4.00%, 9/1/51	BB+/P	750,000	575,883
Pub. Fin. Auth. Ed. 144A Rev. Bonds, (North Carolina Leadership Academy), 5.00%, 6/15/49	BB+/P	1,580,000	1,428,569
Pub. Fin. Auth. Pooled Charter School Certif. Rev. Bonds, Ser. 23-1, Class A, 5.75%, 7/1/62	Aa3	2,750,000	2,853,930
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds, (Appalachian State U.), Ser. A, AGM
4.00%, 7/1/50	AA	700,000	670,959
4.00%, 7/1/45	AA	600,000	589,522
4.00%, 7/1/40	AA	500,000	502,079
4.00%, 7/1/38	AA	435,000	439,555
4.00%, 7/1/36	AA	340,000	345,949
4.00%, 7/1/34	AA	300,000	307,175
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds, (CHF-Manoa, LLC), Ser. A, 5.75%, 7/1/63	BBB-	1,000,000	1,053,694
WI Pub. Fin. Auth. Hotel Rev. Bonds
(Grand Hyatt), 5.00%, 2/1/62	BBB-	700,000	702,453
(Grand Hyatt Sanitary), 5.00%, 2/1/52	BBB-	1,000,000	1,012,164
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,000,000	1,012,396
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/41	AA	4,865,000	4,842,157
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/37	AA	3,000,000	3,109,965
(Advocate Aurora Hlth. Oblig. Group), Ser. A, 4.00%, 8/15/35	AA	3,000,000	3,066,820
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	250,000	242,537

			23,773,916

Total municipal bonds and notes (cost $486,686,070)			$486,522,912

SHORT-TERM INVESTMENTS (2.3%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.47%(AFF)	Shares	7,960,604	$7,960,604
U.S. Treasury Bills 5.363%, 3/21/24		$500,000	496,415

Total short-term investments (cost $8,457,065)			$8,457,019
TOTAL INVESTMENTS

Total investments (cost $495,143,135)			$494,979,931

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2023 through January 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $366,196,207.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/24
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	$15,912,988	$128,479,662	$136,432,046	$269,274	$7,960,604

	Total Short-term investments	$15,912,988	$128,479,662	$136,432,046	$269,274	$7,960,604
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.74%, 5.44%, 5.58%, 5.32%, 5.32% and 5.17%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	27.1%
	Healthcare	24.7
	Education	23.3
	State debt	12.0
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $25,562,700 were held by the TOB trust and served as collateral for $16,107,853 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $457,890 for these investments based on an average interest rate of 3.43%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$486,522,912	$—
Short-term investments	—	8,457,019	—

Totals by level	$—	$494,979,931	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com